Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of non-vested share awards activity

A summary of the activity for non-vested share awards for the year ended December 31, 2016 is as follows:

	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2015	3,923	$84.74
Vested	(3,923)	84.74
Non-vested, December 31, 2016	-	$-